CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 11,567	$ 8,316
Accounts receivable, trade	654	471
Inventories	1,816	2,581
Prepaid expenses and other assets	1,618	2,507
Restricted cash, current (Note 6)	0	9,000
Total current assets	15,655	22,875
FIXED ASSETS:
Vessels (Note 5)	277,040	286,991
Accumulated depreciation (Note 5)	(45,284)	(46,639)
Vessels' net book value (Note 5)	231,756	240,352
Property and equipment, net	931	946
Total fixed assets	232,687	241,298
Deferred charges, net	2,478	2,358
Total assets	250,820	266,531
CURRENT LIABILITIES:
Bank and other debt, net of unamortized deferred financing costs (Note 6)	34,763	127,129
Related party financing, net of unamortized deferred financing costs (Note 4)	82,453	0
Accounts payable, trade and other	2,444	1,471
Due to related parties, current (Note 4)	239	105
Accrued liabilities	1,145	1,050
Deferred revenue	482	108
Total current liabilities	121,526	129,863
Related party financing, non-current (Note 4)	0	45,617
Other liabilities, non-current	188	171
Commitments and contingencies (Note 7)	0	0
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 25,000,000 shares authorized, 1,282 and 0 issued and outstanding as at June 30, 2017 and December 31, 2016, respectively (Note 8)	0	0
Common stock, $0.01 par value; 500,000,000 shares authorized; 48,970 and 31,831 issued and outstanding as at June 30, 2017 and December 31, 2016, respectively (Note 8)	0	0
Additional paid-in capital (Note 8)	384,077	374,975
Other comprehensive loss	(20)	(20)
Accumulated deficit	(254,951)	(284,075)
Total stockholders' equity	129,106	90,880
Total liabilities and stockholders' equity	$ 250,820	$ 266,531